CREDIT RISK AND CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
CREDIT RISK AND CONCENTRATIONS
CREDIT RISK AND CONCENTRATIONS
17.	CREDIT RISK AND CONCENTRATIONS

Financial instruments that subject the Company to credit risk consist principally of receivables and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its counterparties and, based upon factors surrounding the credit risk of its counterparties, establishes an allowance for uncollectible accounts and, consequently, believes that its receivables credit risk exposure beyond such allowances is limited.

24.CREDIT RISK AND CONCENTRATIONS

Financial instruments that subject the Company to credit risk consist principally of receivables and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its counterparties and, based upon factors surrounding the credit risk of its counterparties, establishes an allowance for credit losses and, consequently, believes that its receivables credit risk exposure beyond such allowances is limited.